Note 36 Transactions on behalf of third parties breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions on behalf of third parties [Line Items]
Financial instruments entrusted by third parties	€ 496,082	€ 430,377	€ 352,139
Conditional bills and other securities received for collection	13,460	12,125	11,738
Securities lending on behalf of third parties	5,700	6,397	3,223
Total transactions on behalf of third parties	€ 515,241	€ 448,899	€ 367,100